Schedule of Investments - Virtus InfraCap U.S. Preferred Stock ETF
January 31, 2022 (unaudited)

Security Description	Shares	Value

PREFERRED STOCKS - 130.0%

Communication Services - 2.7%
Liberty Broadband Corp., Series A, 7.00%(1)	50,072	$1,449,584
Qwest Corp., 6.50%(1)	14,516	365,948
Telephone and Data Systems, Inc., Series UU, 6.63%(1)	49,642	1,291,685
Telephone and Data Systems, Inc., Series VV, 6.00%(1)	445,322	11,297,819
United States Cellular Corp., 5.50%(1)	13,660	342,320
Total Communication Services		14,747,356

Consumer Discretionary - 3.5%
Ford Motor Co., 6.00%(1)	507,837	13,229,154
Ford Motor Co., 6.20%(1)	184,306	4,854,620
Franchise Group, Inc., Series A, 7.50%(1)	55,893	1,457,689
Total Consumer Discretionary		19,541,463

Energy - 22.5%
Crestwood Equity Partners LP, 9.25%(1)	2,410,754	23,987,002
DCP Midstream LP, Series B, 7.88%(1)	871,466	21,316,058
DCP Midstream LP, Series C, 7.95%(1)	210,222	5,181,972
Energy Transfer LP, Series C, 7.38%(1)	125,127	3,066,863
Energy Transfer LP, Series D, 7.63%(1)	159,250	3,909,588
Energy Transfer LP, Series E, 7.60%(1)	149,738	3,728,476
GasLog Partners LP, Series A, 8.63% (Greece)(1)	404,461	10,520,031
GasLog Partners LP, Series B, 8.20% (Greece)(1)	348,242	8,653,814
Golar LNG Partners LP, Series A, 8.75% (United Kingdom)(1)	47,645	1,095,835
NuStar Energy LP, Series A, 6.97%(1)	707,003	17,399,344
NuStar Energy LP, Series B, 7.63%(1)	550,748	12,105,441
NuStar Energy LP, Series C, 9.00%(1)	554,722	13,795,936
Total Energy		124,760,360

Financials - 31.5%†
Affiliated Managers Group, Inc., 4.20%(1)	2,435	53,838
AG Mortgage Investment Trust, Inc., Series C, 8.00%(1)	121,872	2,976,443
AGNC Investment Corp., Series D, 6.88%(1)	64,609	1,604,888
AGNC Investment Corp., Series E, 6.50%(1)	69,651	1,750,330
AGNC Investment Corp., Series F, 6.13%(1)	18,995	465,947
American Equity Investment Life Holding Co., Series A, 5.95%(1)	3,360	90,048
Annaly Capital Management, Inc., Series F, 6.95%(1)	25,428	633,157
Annaly Capital Management, Inc., Series G, 6.50%(1)	33,090	818,647
Annaly Capital Management, Inc., Series I, 6.75%(1)	5,535	141,032
Arbor Realty Trust, Inc., Series E, 6.25%(1)	23,317	573,831
ARMOUR Residential REIT, Inc., Series C, 7.00%(1)	276,210	6,966,016
Athene Holding Ltd., Series A, 6.35%(1)	180	5,006
Athene Holding Ltd., Series D, 4.88%(1)	5,715	139,732
Atlanticus Holdings Corp., Series B, 7.63%(1)	10,333	262,458
B Riley Financial, Inc., 5.25%(1)	35,754	885,984
B Riley Financial, Inc., 6.00%(1)	63,748	1,594,337
B Riley Financial, Inc., 6.38%(1)	88,097	2,230,616
B Riley Financial, Inc., Series B, 7.38%(1)	30,963	832,905
Bank of America Corp., Series QQ, 4.25%(1)	18,855	438,756
Bank OZK, Series A, 4.63%(1)	179,100	4,212,432
Brighthouse Financial, Inc., Series D, 4.63%*(1)	39,498	975,996
Brookfield Finance, Inc., Series 50, 4.63% (Canada)(1)	15,065	352,973
Cadence Bank, Series A, 5.50%(1)	443	11,358
Capital One Financial Corp., Series J, 4.80%(1)	378	9,265
Chimera Investment Corp., Series A, 8.00%(1)	241,146	6,093,759
Chimera Investment Corp., Series B, 8.00%(1)	272,638	6,908,647
Chimera Investment Corp., Series C, 7.75%(1)	182,924	4,556,637
Chimera Investment Corp., Series D, 8.00%(1)	318,902	7,972,550
CNO Financial Group, Inc., 5.13%(1)	1,292	32,300
Compass Diversified Holdings, Series A, 7.25%(1)	184,081	4,642,523
Compass Diversified Holdings, Series B, 7.88%(1)	4,493	119,963
ConnectOne Bancorp, Inc., Series A, 5.25%(1)	738	18,620
Dynex Capital, Inc., Series C, 6.90%(1)	4,963	125,068
Ellington Financial, Inc., 6.75%(1)	413,133	10,369,638
Enstar Group Ltd., Series D, 7.00%(1)	122,723	3,432,562
Enterprise Financial Services Corp., Series A, 5.00%*(1)	102,779	2,528,363
First Citizens BancShares, Inc., Series C, 5.63%*(1)	416	11,003
First Horizon Corp., Series D, 6.10%(1)	8,721	228,141
First Republic Bank, Series M, 4.00%(1)	124,659	2,748,731
First Republic Bank, Series N, 4.50%(1)	100,077	2,378,830
Huntington Bancshares, Inc., Series H, 4.50%(1)	175	4,126
Invesco Mortgage Capital, Inc., Series B, 7.75%(1)	178,303	4,336,329
Invesco Mortgage Capital, Inc., Series C, 7.50%(1)	227,479	5,479,969
JPMorgan Chase & Co., Series JJ, 4.55%(1)	513	12,492
Merchants Bancorp, Series B, 6.00%(1)	16,802	431,811
Merchants Bancorp, Series C, 6.00%(1)	73,335	1,878,109
MFA Financial, Inc., Series B, 7.50%(1)	194,761	4,880,711
MFA Financial, Inc., Series C, 6.50%(1)	446,366	10,275,345
Morgan Stanley, Series O, 4.25%(1)	54,178	1,264,515
Navient Corp., 6.00%(1)	12,688	313,140
New Residential Investment Corp., Series C, 6.38%(1)	18,180	409,959
New Residential Investment Corp., Series D, 7.00%(1)	45,503	1,133,935
New York Community Capital Trust V, 6.00%(1)	4,569	234,634
New York Mortgage Trust, Inc., Series D, 8.00%(1)	601,454	15,048,379
New York Mortgage Trust, Inc., Series E, 7.88%(1)	429,605	10,770,197
New York Mortgage Trust, Inc., Series F, 6.88%(1)	58,533	1,411,231
Oxford Lane Capital Corp., Series 2029, 6.00%(1)	35,005	874,775

Schedule of Investments - Virtus InfraCap U.S. Preferred Stock ETF (continued)
January 31, 2022 (unaudited)

Security Description	Shares	Value

PREFERRED STOCKS (continued)

Financials (continued)
PennyMac Mortgage Investment Trust, Series A, 8.13%(1)	110,552	$2,874,352
PennyMac Mortgage Investment Trust, Series B, 8.00%(1)	353,070	9,229,250
PennyMac Mortgage Investment Trust, Series C, 6.75%(1)	46,428	1,158,379
Prospect Capital Corp., Series A, 5.35%(1)	161,179	3,281,604
Signature Bank, Series A, 5.00%(1)	1,905	47,149
Stifel Financial Corp., Series D, 4.50%(1)	40	935
Synovus Financial Corp., Series D, 6.30%(1)	4,998	127,899
Texas Capital Bancshares, Inc., Series B, 5.75%(1)	19,632	509,254
Two Harbors Investment Corp., Series B, 7.63%(1)	281,733	6,964,440
Two Harbors Investment Corp., Series C, 7.25%(1)	451,915	11,058,360
Valley National Bancorp, Series B, 5.50%(1)	4,575	113,917
Wintrust Financial Corp., Series D, 6.50%(1)	79	2,145
Total Financials		174,320,671

Health Care - 0.0%(2)
XOMA Corp., Series A, 8.63%
	7,575	196,193

Industrials - 15.9%
Air Lease Corp., Series A, 6.15%(1)	8,241	216,244
Alta Equipment Group, Inc., Series A, 10.00%(1)	2,425	68,026
Atlas Corp., Series H, 7.88% (Canada)(1)	32,858	832,293
Atlas Corp., Series I, 8.00% (Canada)(1)	440,897	11,661,726
Babcock & Wilcox Enterprises, Inc., 6.50%*(1)	25,912	630,957
Babcock & Wilcox Enterprises, Inc., 8.13%(1)	372,777	9,595,280
Babcock & Wilcox Enterprises, Inc., Series A, 7.75%(1)	868,480	21,712,000
Fortress Transportation and Infrastructure Investors LLC, Series A, 8.25%(1)	12,219	319,405
Fortress Transportation and Infrastructure Investors LLC, Series B, 8.00%(1)	528,175	13,489,590
Pitney Bowes, Inc., 6.70%(1)	299,025	7,266,308
Textainer Group Holdings Ltd., Series B, 6.25% (China)(1)	151,092	3,863,422
Triton International Ltd., 6.88% (Bermuda)(1)	159,732	4,229,703
Triton International Ltd., 7.38% (Bermuda)(1)	338,989	8,989,988
Triton International Ltd., 8.00% (Bermuda)(1)	2,731	73,846
Triton International Ltd., Series E, 5.75% (Bermuda)(1)	195,007	4,875,175
Total Industrials		87,823,963

Real Estate - 32.8%†
American Finance Trust, Inc., Series A, 7.50%(1)	790,598	21,385,676
American Finance Trust, Inc., Series C, 7.38%(1)	33,674	899,096
Armada Hoffler Properties, Inc., Series A, 6.75%(1)	2,443	64,324
Braemar Hotels & Resorts, Inc., Series B, 5.50%(1)	409,772	8,031,531
Braemar Hotels & Resorts, Inc., Series D, 8.25%(1)	34,943	894,715
Brookfield Property Partners LP, Series A, 5.75%(1)	96,560	2,196,740
Brookfield Property Partners LP, Series A-1, 6.50%(1)	3,966	97,167
Brookfield Property Partners LP, Series A2, 6.38%(1)	11,902	287,195
City Office REIT, Inc., Series A, 6.63%(1)	6,561	164,419
CTO Realty Growth, Inc., Series A, 6.38%(1)	65,019	1,713,251
DiamondRock Hospitality Co., 8.25%(1)	223,272	6,126,584
DigitalBridge Group, Inc., Series H, 7.13%(1)	312,996	7,843,680
DigitalBridge Group, Inc., Series I, 7.15%(1)	633,314	16,168,506
DigitalBridge Group, Inc., Series J, 7.13%(1)	135,044	3,463,879
Diversified Healthcare Trust, 5.63%(1)	10,417	217,611
Diversified Healthcare Trust, 6.25%(1)	109,987	2,457,110
EPR Properties, Series C, 5.75%(1)	101,464	2,536,600
EPR Properties, Series E, 9.00%(1)	520,503	17,525,336
EPR Properties, Series G, 5.75%(1)	228,762	5,606,957
Equity Commonwealth, Series D, 6.50%(1)	273,440	8,044,605
Global Net Lease, Inc., Series A, 7.25%(1)	231,121	5,972,167
Global Net Lease, Inc., Series B, 6.88%(1)	158,833	4,183,661
Healthcare Trust, Inc., Series B, 7.13%(1)	152,937	3,854,012
Hudson Pacific Properties, Inc., Series C, 4.75%*	2,376	60,018
iStar, Inc., Series I, 7.50%(1)	213,915	5,422,745
LXP Industrial Trust, Series C, 6.50%(1)	15,464	889,644
Monmouth Real Estate Investment Corp., Series C, 6.13%(1)	54,520	1,373,359
Pebblebrook Hotel Trust, Series E, 6.38%(1)	2,200	52,382
Pebblebrook Hotel Trust, Series F, 6.30%(1)	182,071	4,347,855
Pebblebrook Hotel Trust, Series G, 6.38%(1)	34,150	854,091
Pebblebrook Hotel Trust, Series H, 5.70%(1)	24,295	570,932
Public Storage, Series R, 4.00%*(1)	51,148	1,199,421
RLJ Lodging Trust, Series A, 1.95%(1)	808,812	22,565,855
RPT Realty, Series D, 7.25%(1)	156,052	8,929,280
Saul Centers, Inc., Series E, 6.00%(1)	288,816	7,566,979
Summit Hotel Properties, Inc., Series E, 6.25%(1)	122,251	2,934,024
Summit Hotel Properties, Inc., Series F, 5.88%(1)	35,005	861,123
Sunstone Hotel Investors, Inc., Series I, 5.70%(1)	37,633	908,837
UMH Properties, Inc., Series C, 6.75%	4,877	124,656
Urstadt Biddle Properties, Inc., Series K, 5.88%(1)	136,450	3,483,568
Total Real Estate		181,879,591

Utilities - 21.1%
American Electric Power Co., Inc., 6.13%(1)	81,451	4,125,493
Dominion Energy, Inc., Series A, 7.25%(1)	197,404	20,139,156
DTE Energy Co., 4.38%*	2,765	69,568
DTE Energy Co., 6.25%(1)	154,680	7,865,478
Essential Utilities, Inc., 6.00%(1)	5,895	344,975
SCE Trust II, 5.10%(1)	3,106	77,961
SCE Trust III, Series H, 5.75%(1)	910,582	22,445,846
SCE Trust IV, Series J, 5.38%(1)	107,398	2,636,621
SCE Trust V, Series K, 5.45%(1)	23,320	584,166

Schedule of Investments - Virtus InfraCap U.S. Preferred Stock ETF (continued)
January 31, 2022 (unaudited)

Security Description	Shares	Value

PREFERRED STOCKS (continued)

Utilities (continued)
SCE Trust VI, 5.00%(1)	588,161	$14,609,919
South Jersey Industries, Inc., 5.63%(1)	4,586	117,539
South Jersey Industries, Inc., 8.75%(1)	471,854	25,329,123
Southern Co., Series 2019, 6.75%(1)	316,020	16,843,866
UGI Corp., 7.25%(1)	18,531	1,915,735
Total Utilities		117,105,446

TOTAL INVESTMENTS - 130.0%
(Cost $696,139,864)		720,375,043
Liabilities in Excess of Other Assets - (30.0)%		(166,452,851)
Net Assets - 100.0%		$553,922,192

*	Non-income producing security.
†	Amounts represent investments in particular sectors. No industry within these sectors represented more than 25% of the Fund’s total assets at the time of investment.
(1)	Security, or a portion thereof, has been pledged as collateral for borrowings. The aggregate market value of the collateral at January 31, 2022 was $537,346,279.
(2)	Amount rounds to less than 0.05%.

Fair Value Measurements

The Fund utilizes a fair value hierarchy which prioritizes the inputs to valuation techniques used to measure fair value into three broad levels. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access. Level 2 includes observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data. Level 3 includes unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available; representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table summarizes valuation of the Fund’s investments under the fair value hierarchy levels as of January 31, 2022.

	Level 1	Level 2	Level 3	Total
Asset Valuation Inputs
Preferred Stocks	$720,375,043	$—	$—	$720,375,043
Total	$720,375,043	$—	$—	$720,375,043